SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Detailed Information About Warrants Activity Abstract
Warrants, outstanding, beginning | shares	49,693,409	50,938,672
Warrants, exercised | shares	(5,131,300)	(1,245,263)
Warrants expired | shares	(24,445,254)
Warrants, outstanding, ending | shares	20,116,855	49,693,409
Weighted average exercise price, outstanding, beginning | $ / shares	$ 0.81	$ .80
Weighted average exercise price, exercised | $ / shares	0.17	.19
Weighted average exercise price, expired | $ / shares	.80
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.99	$ 0.81